Reverse Recapitalization Transaction - Schedule of Number of shares of common stock issued immediately following the consummation of the Re (Details) - shares	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Reverse Recapitalization Transaction [Line Items]
Common Stock, Shares, Issued	481,121,695	481,266,396	416,303,325
Reverse Recapitalization Transaction Shares	64,638,667
Total shares of common stock immediately after Reverse Recapitalization Transaction	481,121,695
Legacy Cvent
Reverse Recapitalization Transaction [Line Items]
Stockholders Shares	416,483,028
Forward Purchase Agreement [Member]
Reverse Recapitalization Transaction [Line Items]
Common Stock, Shares, Issued	5,000,000
PIPE Financing [Member]
Reverse Recapitalization Transaction [Line Items]
Common Stock, Shares, Issued	47,500,000
Dragoneer [Member]
Reverse Recapitalization Transaction [Line Items]
Common Stock Net of Redemption	4,286,667
Shares Held by Firm	7,852,000